Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax expense	$ 16	$ 62	$ 39	$ 43	$ 71	$ 133
Accumulated other comprehensive earnings, tax					10,500
Reconciliation of income taxes to the expected statutory federal corporate income tax rates
Federal Rate					(799)	(18,483)
State tax expense, net of federal benefit					56	99
Other					140	62
Reversal of valuation allowance					1,218	$ 19,016
Operating loss carryforwards
AMT credit					404
Federal
Income taxes
Net operating loss carryforwards					623,500
Net operating loss carryforwards with indefinite carryover period					65,900
California
Income taxes
Net operating loss carryforwards					$ 435,200